Non-current assets held-for-sale	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non-current assets held-for-sale	Non-current assets held for sale
The balance of non-current assets held for sale comprises assets originally received as collateral for loans and advances to customers, which were repossessed. The amount of real estate held for sale on December 31, 2024 was R$ 234,611 (December 31, 2023: R$ 174,355).